Disposal groups held for sale - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment	$ 209	$ 48
Hinton pulp mill
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment	121	13
Quesnel River Pul Mill and Slave Lake Pulp Mill
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment	$ 20	$ 0